UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to March 31, 2020

Date of Report (Date of earliest event reported):  May 14, 2020
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1) # $ (%)	Assets That Were Subject of Demand (2)(3) # $ (%)	Assets That Were Repurchased or Replaced (2)(4) # $ (%)	Assets Pending Repurchase or Replacement (within cure period) (2)(5) # $ (%)	Demand in Dispute (2)(6) # $(%)	Demand Withdrawn (2)(7) # $ (%)	Demand Rejected (2)(8) # $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BK0845		loanDepot.com, LLC	59 / $9,680,250 / 100%			1 / $166,417 / 1.719%
GNMA-II Pool # BK0851		loanDepot.com, LLC	19 / $5,232,871 / 100%			1 / $340,888 / 6.514%
GNMA-II Pool # BL6370		loanDepot.com, LLC	143 / $49,409,232 / 100%		2 / $578,480 / 1.171%	1 / $400,000 / 0.81%
GNMA-II Pool # BL6432		loanDepot.com, LLC	127 / $10,147,721 / 100%			1 / $62,099 / 0.612%
GNMA-II Pool # BL6437		loanDepot.com, LLC	150 / $49,653,370 / 100%		2 / $692,149 / 1.394%
GNMA-II Pool # BL6438		loanDepot.com, LLC	57 / $21,209,867 / 100%		1 / $300,000 / 1.414%
GNMA-II Pool # BL6439		loanDepot.com, LLC	146 / $19,195,207 / 100%			2 / $281,746 / 1.468%
GNMA-II Pool # BL6447		loanDepot.com, LLC	174 / $49,053,988 / 100%			1 / $265,035 / 0.54%
GNMA-II Pool # BC9203		loanDepot.com, LLC	117 / $29,395,398 / 100%		1 / $92,796 / 0.316%
GNMA-II Pool # BG2686		loanDepot.com, LLC	62 / $17,477,600 / 100%		1 / $84,552 / 0.484%
GNMA-II Pool # BC9101		loanDepot.com, LLC	22 / $5,616,479 / 100%		1 / $259,225 / 4.615%
GNMA-II Pool # BF8877		loanDepot.com, LLC	218 / $49,133,602 / 100%		1 / $129,044 / 0.263%
GNMA-II Pool # BF8880		loanDepot.com, LLC	111 / $25,403,484 / 100%		1 / $243,894 / 0.96%
GNMA-II Pool # BG2724		loanDepot.com, LLC	42 / $8,741,074 / 100%		1 / $117,100 / 1.34%
GNMA-II Pool # BF8793		loanDepot.com, LLC	35 / $9,967,482 / 100%		1 / $163,042 / 1.636%
GNMA-II Pool # BL6449		loanDepot.com, LLC	170 / $49,529,050 / 100%
GNMA-II Pool # BL6512		loanDepot.com, LLC	24 / $1,610,556 / 100%			1 / $3,947 / 0.245%
GNMA-II Pool # BL6507		loanDepot.com, LLC	33 / $3,273,249 / 100%			1 / $105,361 / 3.219%
GNMA-II Pool # BP4881		loanDepot.com, LLC	18 / $5,233,377 / 100%			1 / $356,347 / 6.809%
GNMA-II Pool # BP4883		loanDepot.com, LLC	18 / $11,518,242 / 100%			1 / $525,606 / 4.563%
GNMA-II Pool # BQ6693		loanDepot.com, LLC	24 / $6,415,884 / 100%					1 / $503,033 / 7.84%
GNMA-II Pool # BP4922		loanDepot.com, LLC	48 / $13,110,530 / 100%		1 / $294,154 / 2.244%
GNMA-II Pool # BP4988		loanDepot.com, LLC	26 / $6,752,034 / 100%		1 / $173,000 / 2.562%
GNMA-II Pool # BP5013		loanDepot.com, LLC	33 / $12,850,524 / 100%			1 / $412,798 / 3.212%
GNMA-II Pool # BP4976		loanDepot.com, LLC	34 / $5,574,159 / 100%			1 / $532,651 / 9.556%
GNMA-II Pool # BP5037		loanDepot.com, LLC	32 / $10,580,592 / 100%			1 / $374,568 / 3.54%
GNMA-II Pool # BP5042		loanDepot.com, LLC	40 / $11,697,151 / 100%			1 / $265,137 / 2.267%

GNMA-II Pool # BP5040	loanDepot.com, LLC	12 / $7,428,643 / 100%			1 / $594,580 / 8.004%
GNMA-II Pool # BP5039	loanDepot.com, LLC	68 / $20,940,309 / 100%		1 / $303,883 / 1.451%
GNMA-II Pool # BQ6817	loanDepot.com, LLC	142 / $41,150,998 / 100%			1 / $182,765 / 0.444%
GNMA-II Pool # BG2886	loanDepot.com, LLC	8 / $1,732,402 / 100%	1 / $173,357 / 10.007%	1 / $173,357 / 10.007%
GNMA-II Pool # BE2162	loanDepot.com, LLC	52 / $14,822,270 / 100%	1 / $322,294 / 2.174%					1 / $322,294 / 2.174%
GNMA-II Pool # BH7428	loanDepot.com, LLC	33 / $7,181,626 / 100%	1 / $173,779 / 2.42%					1 / $173,779 / 2.42%
GNMA-II Pool # BK8983	loanDepot.com, LLC	26 / $5,946,362 / 100%	1 / $141,282 / 2.376%					1 / $141,282 / 2.376%
GNMA-II Pool # BF8804	loanDepot.com, LLC	79 / $16,688,995 / 100%	1 / $129,625 / 0.777%	1 / $129,625 / 0.777%
GNMA-II Pool # BG2784	loanDepot.com, LLC	118 / $23,455,160 / 100%	1 / $120,203 / 0.512%	1 / $120,203 / 0.512%
GNMA-II Pool # BH7396	loanDepot.com, LLC	91 / $22,514,861 / 100%	1 / $353,335 / 1.569%	1 / $353,335 / 1.569%
GNMA-II Pool # BH7514	loanDepot.com, LLC	16 / $6,493,648 / 100%	1 / $478,727 / 7.372%	1 / $478,727 / 7.372%
GNMA-II Pool # BH7553	loanDepot.com, LLC	26 / $6,668,890 / 100%	1 / $265,817 / 3.986%	1 / $265,817 / 3.986%
GNMA-II Pool # BF8813	loanDepot.com, LLC	44 / $3,067,089 / 100%	1 / $74,569 / 2.431%					1 / $74,569 / 2.431%
GNMA-II Pool # BQ6657	loanDepot.com, LLC	42 / $16,479,980 / 100%	1 / $392,354 / 2.381%		1 / $392,354 / 2.381%
GNMA-II Pool # BP5084	loanDepot.com, LLC	48 / $6,316,463 / 100%	1 / $143,844 / 2.277%		1 / $143,844 / 2.277%
GNMA-II Pool # BQ6873	loanDepot.com, LLC	65 / $18,819,827 / 100%	1 / $165,555 / 0.88%			1 / $165,555 / 0.88%
GNMA-II Pool # BR6734	loanDepot.com, LLC	64 / $17,864,621 / 100%	1 / $186,588 / 1.044%
GNMA-II Pool # BR6812	loanDepot.com, LLC	22 / $7,064,812 / 100%	1 / $477,199 / 6.755%			1 / $477,199 / 6.755%
GNMA-II Pool # BS4663	loanDepot.com, LLC	148 / $42,593,512 / 100%	1 / $330,706 / 0.776%
GNMA-II Pool # BS4675	loanDepot.com, LLC	89 / $24,013,080 / 100%	1 / $284,842 / 1.186%
GNMA-II Pool # BS4646	loanDepot.com, LLC	205 / $49,830,462 / 100%	2 / $715,284 / 1.435%
GNMA-II Pool # BS4681	loanDepot.com, LLC	125 / $34,361,016 / 100%	1 / $240,824 / 0.701%

GNMA-II Pool #	loanDepot.com, LLC	3,505 / $892,897,999 / 100%	20 / $5,170,184 / 0.579%	21 / $4,952,383 / 0.555%	19 / $5,406,143 / 0.605%	2 / $642,754 / 0.072%	1 / $503,033 / 0.056%	4 / $711,924 / 0.08%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA. Ten (10) of the twenty (20) assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party. Six (6) of the assets identified in columns (g) through (i) were identified by GNMA for repurchase during the reporting period but that the Originator did not have sufficient time before the end of the reporting period to review the repurchase requests.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Six (6) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period; the Originator agreed to repurchase thirteen (13) of the assets identified in columns (j) through (l) during the reporting period ending December 31, 2019; two (2) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period ending December 31, 2019 and were rejected for repurchase by GNMA during such period. During the current reporting period, GNMA agreed that both assets should be repurchased.

5)
Two (2) of the assets identified in columns (m) through (o) were identified by GNMA for repurchase during the reporting period; four (4) of the assets identified in columns (m) through (o) were identified by GNMA for repurchase during the reporting period ended December 31, 2019 and were in dispute during such reporting period; and thirteen (13) of the assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during prior reporting periods.

6)	The two (2) assets identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period.

7)	The one (1) asset identified in columns (s) through (u) was identified by GNMA for repurchase during the reporting period ended December 31, 2019 and was in dispute during such reporting period.

8)	The four (4) assets identified in columns (v) through (x) were identified by the Originator for repurchase during the reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2020	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer